SEGMENT INFORMATION (Schedule of Sales by Product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Net revenues	$ 47,696	$ 50,391	$ 47,103
Krill Oil [Member] | Nutrition [Member]
Revenue from External Customer [Line Items]
Net revenues	11,058	17,776	19,131
Enzymes for the production of InFat [Member] | Nutrition [Member]
Revenue from External Customer [Line Items]
Net revenues	15,139	13,950	13,280
Vayarin [Member] | VAYA Pharma [Member]
Revenue from External Customer [Line Items]
Net revenues	9,030	6,395	4,203
Line of PS products [Member] | Nutrition [Member]
Revenue from External Customer [Line Items]
Net revenues	$ 10,015	$ 5,884	$ 5,505